Taxation - Disclosure of Movement of Deferred Income Tax Liabilities Explanatory (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Beginning balance	¥ 271
Ending balance	211	¥ 271
Intangible Assets | Deferred Tax Liabilities
Disclosure Of Intangible Assets [Line Items]
Beginning balance	275	270
Credited to income statement	(69)	(71)
Business combinations	9	76
Ending balance	¥ 215	¥ 275